FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities - Level 3 of fair value hierarchy [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative assets [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Beginning Balance	£ 1,056	£ 1,399
Exchange and other adjustments	7	24
Losses (gains) recognised in the income statement within other income	(84)	(208)
Purchases (additions)		103
(Sales) redemptions	(974)	(79)
Transfers into the level 3 portfolio		33
Transfers out of the level 3 portfolio		(216)
Ending Balance	5	1,056
Derivative assets [member] | The Group [member] | Change In Fair Value Of Assets Or Liabilities [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Losses (gains) recognised in the income statement within other income	(424)	(208)
Derivative assets [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Beginning Balance	636	817
Exchange and other adjustments	3	7
Losses (gains) recognised in the income statement within other income	(70)	(76)
Purchases (additions)		103
(Sales) redemptions	(564)	(75)
Transfers into the level 3 portfolio		33
Transfers out of the level 3 portfolio		(173)
Ending Balance	5	636
Derivative assets [member] | The Bank [member] | Change In Fair Value Of Assets Or Liabilities [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Losses (gains) recognised in the income statement within other income	(402)	(76)
Derivative liabilities [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Beginning Balance	(804)	(960)
Exchange and other adjustments	(5)	(20)
Losses (gains) recognised in the income statement within other income	49	215
Purchases (additions)		(18)
(Sales) redemptions	752	53
Transfers into the level 3 portfolio		(74)
Ending Balance	(8)	(804)
Derivative liabilities [member] | The Group [member] | Change In Fair Value Of Assets Or Liabilities [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Losses (gains) recognised in the income statement within other income	82	213
Derivative liabilities [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Beginning Balance	(750)	(904)
Exchange and other adjustments	(4)	(19)
Losses (gains) recognised in the income statement within other income	43	212
Purchases (additions)		(18)
(Sales) redemptions	703	53
Transfers into the level 3 portfolio		(74)
Ending Balance	(8)	(750)
Derivative liabilities [member] | The Bank [member] | Change In Fair Value Of Assets Or Liabilities [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Losses (gains) recognised in the income statement within other income	£ 57	£ 211